Asset and Goodwill Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Pre-tax Impairment Reversal and (Asset Impairments) Recorded in Statement of Income

The following pre-tax impairment reversal and (asset impairments) were recorded in the statement of income:

Impairment Reversal and (Asset Impairments)

(CAD$ in millions)	2018	2017
Steelmaking coal CGU	$—	$207
Other	(41)	(44)

Total	$(41)	$163

Summary of Key Assumptions Used in Our Asset Impairment Reversal and Goodwill Impairment Analyses

The following are the key assumptions used in our impairment testing calculations during the years ended December 31, 2018 and 2017:

	2018	2017

Steelmaking coal prices	Current price used in initial year, decreased to a long-term price in 2023 of US$150 per tonne	Current price used in initial year, decreased to a long-term price in 2022 of US$140 per tonne

Copper prices	Current price used in initial year, increased to a long-term price in 2023 of US$3.00 per pound	Current price used in initial year, decreased to a long-term price in 2022 of US$3.00 per pound

Discount rate	6.0%	5.9%

Long-term foreign exchange rate	1 U.S. to 1.25 Canadian dollars	1 U.S. to 1.25 Canadian dollars

Inflation rate	2%	2%